Summary of Financial Instruments were Denominated in U S Dollars (Detail) $ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2025 CAD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CAD ($)	Dec. 31, 2024 USD ($)
Disclosure of detailed information about financial instruments [Line Items]
Cash				$ 85,781		$ 73,771
Accounts receivable				352,142		378,712
Accounts payable and accrued liabilities				$ (280,652)		$ (314,355)
Canadian Operations [Member] | Currency Risk [Member]
Disclosure of detailed information about financial instruments [Line Items]
Cash					$ 13,257		$ 3,084
Accounts receivable					28		2
Accounts payable and accrued liabilities					(15,034)		(20,695)
Net foreign currency exposure					(1,749)		(17,609)
Impact of $0.01 change in the U.S. dollar to Canadian dollar exchange rate on net earnings		$ (17)	$ (176)
Foreign Operations [Member] | Currency Risk [Member]
Disclosure of detailed information about financial instruments [Line Items]
Cash					21,939		27,474
Accounts receivable					91,757		113,400
Accounts payable and accrued liabilities					(68,643)		(98,523)
Long-term liabilities, excluding long-term incentive plans	[1]				(4,884)		(5,197)
Net foreign currency exposure					$ 40,169		$ 37,154
Impact of $0.01 change in the U.S. dollar to Canadian dollar exchange rate on comprehensive income (loss)		$ 402	$ 372

[1]	Excludes U.S. dollar long-term debt that has been designated as a hedge of the Corporation’s net investment in certain self-sustaining foreign operations.